INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Current
Restricted short-term deposit	$ 5,052,295	$ 4,390,458
US Treasury bills	7,316,388	7,768,410
Other investments	4,561,531	16,640,965
Other financial assets	16,930,214	28,799,833
Non-current
Shares of Bioceres S.A.	322,625	321,705
Other marketable securities	8,054	998
Other financial assets	$ 330,679	$ 322,703